SUPPLEMENT TO THE
FIDELITY(registered trademark) DISCIPLINED EQUITY FUND,
FIDELITY STOCK SELECTOR, FIDELITY SMALL CAP SELECTOR, AND
FIDELITY TECHNOQUANT(registered trademark) GROWTH FUND
DECEMBER 27, 1999 PROSPECTUS

   SHAREHOLDER MEETING. On or about March 15, 2000, a meeting of the shareholders of Fidelity Disciplined Equity Fund, Fidelity Stock Selector, Fidelity Small Cap Selector, and Fidelity TechnoQuant Growth Fund will be held to approve various proposals, including modifications to each fund's management contract. Shareholders of record on January 18, 2000 are entitled to vote at the meeting. Included in the modifications are proposals to revise the management fee calculation for each fund to provide for lower fees when FMR's assets under management exceed a certain level, to revise the performance adjustment calculation for Fidelity Disciplined Equity Fund and Fidelity Stock Selector by rounding the investment performance of both the fund and the comparative index to the nearest 0.01%, rather than the nearest 1.00%, and to allow FMR and the trust, on behalf of Fidelity Disciplined Equity Fund, Fidelity Stock Selector and Fidelity TechnoQuant Growth Fund, to modify each fund's management contract subject to the requirements of the Investment Company Act of 1940.

   For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-6666 to request a free copy of the proxy statement.

SUPPLEMENT TO THE FIDELITY(registered trademark) CAPITAL APPRECIATION FUND DECEMBER 27, 1999 PROSPECTUS

       SHAREHOLDER MEETING.    On or about March 15, 2000, a meeting
of the shareholders of Fidelity Capital Appreciation Fund will be held to approve various proposals, including modifications to the fund's management contract. Shareholders of record on January 18, 2000 are entitled to vote at the meeting. Included in the modifications is a proposal to revise the management fee calculation for the fund to provide for lower fees when FMR's assets under management exceed a certain level, to revise the performance adjustment calculation by rounding the investment performance of both the fund and the comparative index to the nearest 0.01%, rather than the nearest 1.00%, and to allow FMR and the trust, on behalf of the fund, to modify its management contract subject to the requirements of the Investment Company Act of 1940.

   For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-6666 to request a free copy of the proxy statement.

SUPPLEMENT TO
THE FIDELITY(registered trademark) VALUE FUND DECEMBER 27, 1999
PROSPECTUS

SHAREHOLDER MEETING.    On or about March 15, 2000, a meeting of the
shareholders of Fidelity Value Fund will be held to approve various proposals, including modifications to the fund's management contract. Shareholders of record on January 18, 2000 are entitled to vote at the meeting. Included in the modifications is a proposal to revise the management fee calculation for the fund to provide for lower fees when FMR's assets under management exceed a certain level, to revise the performance adjustment calculation by rounding the investment
performance of both the fund and the com    parative index to the
nearest 0.01%, rather than the nearest 1.00%, and to allow FMR and the trust, on behalf of the fund, to modify its management contract
subject to the requirements of the Invest   ment Company Act of
1940.

   For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-800-544-6666 to request a free copy of the proxy statement.